DERIVATIVE LIABILITES (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2014
Derivatives Warrants Liabilites [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,800,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash	600,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.61%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	8 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	174.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share Price	$ 2.35
Range One [Member]
Derivatives Warrants Liabilites [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.61%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years 10 months 28 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	174.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share Price	$ 2.15